Consolidated Statements of Shareholders’ Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance, beginning of year at Jan. 31, 2011			$ 1,822
Balance, beginning of year at Jan. 31, 2011				(335,558)	(335,558)
Balance, beginning of year at Jan. 31, 2011	88,148
Balance, beginning of year at Jan. 31, 2011		452,300
Common shares
Stock options exercised	2,776
Additional paid-in capital
Unearned compensation related to issuance of stock options		11
Stock-based compensation expense (Note 16)		1,213
Stock options exercised		(1,001)
Stock option income tax benefits		(99)
Accumulated other comprehensive income (loss)
Foreign currency translation adjustments, net of income taxes			(1,885)		(1,885)
Accumulated deficit
Net income				12,026	12,026
Balance, end of year at Jan. 31, 2012			(63)
Balance, end of year at Jan. 31, 2012				(323,532)	(323,532)
Balance at Jan. 31, 2012	90,924				219,753
Balance, end of year at Jan. 31, 2012		452,424
Common shares
Stock options exercised	1,548
Additional paid-in capital
Stock-based compensation expense (Note 16)		1,278
Stock options exercised		(348)
Settlement of stock options (Note 16)		(2,021)
Stock option income tax benefits		101
Accumulated other comprehensive income (loss)
Foreign currency translation adjustments, net of income taxes			1,932		1,932
Accumulated deficit
Net income				15,996	15,996
Balance, end of year at Jan. 31, 2013			1,869		1,869
Balance, end of year at Jan. 31, 2013				(307,536)	(307,536)
Balance at Jan. 31, 2013	92,472				238,239
Balance, end of year at Jan. 31, 2013		451,434
Common shares
Stock options exercised	5,307
Additional paid-in capital
Stock-based compensation expense (Note 16)		2,523
Stock options exercised		(1,525)
Settlement of stock options (Note 16)		(1,510)
Stock option income tax benefits		472
Accumulated other comprehensive income (loss)
Foreign currency translation adjustments, net of income taxes			(2,958)		(2,958)
Accumulated deficit
Net income				9,612	9,612
Balance, end of year at Jan. 31, 2014			(1,089)		(1,089)
Balance, end of year at Jan. 31, 2014				(297,924)	(297,924)
Balance at Jan. 31, 2014	97,779				250,160
Balance, end of year at Jan. 31, 2014		$ 451,394